Concentrations of Credit Risk (Details) (Customer Concentration Risk [Member])	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage			10.00%
Accounts Receivable [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage	7.00%		11.00%
Accounts Receivable [Member] | Uline [Member]
Summary of concentrations of significant customers
Concentration risk percentage	2.00%
Accounts Receivable [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage			0.00%
Accounts Receivable [Member] | Ericsson, Inc [Member]
Summary of concentrations of significant customers
Concentration risk percentage	39.00%		33.00%
Accounts Receivable [Member] | Danella Construction Corp. of FL, Inc.
Summary of concentrations of significant customers
Concentration risk percentage				4.00%
Accounts Receivable [Member] | ABSS [Member]
Summary of concentrations of significant customers
Concentration risk percentage		0.00%
Accounts Receivable [Member] | Alpha Technologies Services [Member]
Summary of concentrations of significant customers
Concentration risk percentage		25.00%		8.00%
Accounts Receivable [Member] | Verizon Communications, Inc. [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%	24.00%	3.00%	48.00%
Accounts Receivable [Member] | Bartech [Member]
Summary of concentrations of significant customers
Concentration risk percentage	2.00%
Accounts Receivable [Member] | Hotwire Communications [Member]
Summary of concentrations of significant customers
Concentration risk percentage		14.00%		5.00%
Accounts Receivable [Member] | South West Florida Works [Member]
Summary of concentrations of significant customers
Concentration risk percentage		10.00%
Accounts Receivable [Member] | Miami Dade County ETSD [Member]
Summary of concentrations of significant customers
Concentration risk percentage				1.00%
Accounts Receivable [Member] | Miami Dade County Public Schools [Member]
Summary of concentrations of significant customers
Concentration risk percentage				28.00%
Revenues [Member] | C2 Utility [Member]
Summary of concentrations of significant customers
Concentration risk percentage			4.00%
Revenues [Member] | Ericsson Caribbean [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%		5.00%
Revenues [Member] | Uline [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%
Revenues [Member] | Nexlink [Member]
Summary of concentrations of significant customers
Concentration risk percentage			14.00%
Revenues [Member] | Ericsson, Inc [Member]
Summary of concentrations of significant customers
Concentration risk percentage	49.00%		33.00%
Revenues [Member] | Danella Construction Corp. of FL, Inc.
Summary of concentrations of significant customers
Concentration risk percentage				17.00%
Revenues [Member] | ABSS [Member]
Summary of concentrations of significant customers
Concentration risk percentage		30.00%
Revenues [Member] | Alpha Technologies Services [Member]
Summary of concentrations of significant customers
Concentration risk percentage		12.00%		1.00%
Revenues [Member] | Verizon Communications, Inc. [Member]
Summary of concentrations of significant customers
Concentration risk percentage	4.00%	24.00%	7.00%	56.00%
Revenues [Member] | Bartech [Member]
Summary of concentrations of significant customers
Concentration risk percentage	3.00%
Revenues [Member] | Hotwire Communications [Member]
Summary of concentrations of significant customers
Concentration risk percentage		8.00%		4.00%
Revenues [Member] | South West Florida Works [Member]
Summary of concentrations of significant customers
Concentration risk percentage		6.00%
Revenues [Member] | Miami Dade County ETSD [Member]
Summary of concentrations of significant customers
Concentration risk percentage				5.00%
Revenues [Member] | Miami Dade County Public Schools [Member]
Summary of concentrations of significant customers
Concentration risk percentage				4.00%